CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash	$ 10,013,737	$ 11,032,451	$ 988,905
Accounts receivable	4,118,117	3,068,181	2,599,095
Inventory	1,045,313	2,058,012	1,002,020
Prepaid expenses	168,927	378,699	296,471
Operating lease right-of-use asset	78,306
Total current assets	15,424,400	16,537,343	4,886,491
Fixed assets - net	1,746,995	1,945,265	1,169,635
Operating lease right-of-use asset	26,102
Total assets	17,197,497	18,482,608	6,056,126
Current liabilities
Accounts payable	3,746,000	2,898,958	2,052,988
Accrued expenses	1,033,200	1,095,458	819,011
Revolving financing	3,714,101	3,131,279	2,592,015
Note payable			131,583
Derivative liability			288
Operating lease liability - current portion	88,168
Total current liabilities	8,581,469	7,125,695	5,595,885
Operating lease liability	31,077
Total liabilities	8,612,546	7,125,695	5,595,885
Stockholders' equity
Preferred stock, $0.001 par value, 100,000,000 shares authorized, Series C issued 1,500,000 and Series D issued 3,800,000 at June 30, 2019, March 31, 2019 and March 31,2018.	5,300	5,300	5,300
Common stock, Class A - $0.001 par value, 200,000,000 shares authorized 41,347,512 , 39,573,512 and 25,991,346 shares issued and outstanding at June 30, 2019, March 31, 2019 and March 31, 2018 respectively	41,347	39,573	25,990
Additional paid in capital	52,289,371	50,006,919	30,506,265
Accumulated deficit	(43,751,067)	(38,694,879)	(30,077,314)
Total stockholders' equity	8,584,951	11,356,913	460,241
Total liabilities and stockholders' equity	$ 17,197,497	$ 18,482,608	$ 6,056,126